American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
December 31, 2022

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 87.1%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	$7,112,100	$7,110,588
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	29,693,230	29,655,050
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	204,307,207	202,225,848
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	58,747,980	57,505,724
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	10,338,388	10,054,659
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	50,827,095	49,194,585
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	36,005,570	34,679,431
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	232,313,705	222,884,152
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	182,278,280	173,749,239
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	93,615,955	89,929,219
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	184,673,976	175,550,976
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	171,814,440	164,970,581
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	259,074,120	243,638,018
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	34,809,040	32,811,105
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	282,989,940	265,348,907
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	57,980,140	54,695,234
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	305,382,884	284,707,070
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	12,181,900	11,485,663
U.S. Treasury Inflation Indexed Notes, 1.625%, 10/15/27	45,267,750	45,235,396
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	90,606,000	85,241,788
TOTAL U.S. TREASURY SECURITIES (Cost $2,413,647,879)		2,240,673,233
CORPORATE BONDS — 3.6%
Automobiles — 0.3%
General Motors Financial Co., Inc., 3.80%, 4/7/25	7,570,000	7,313,772
Banks — 1.1%
Bank of America Corp., VRN, 3.38%, 4/2/26	2,605,000	2,490,080
Bank of America Corp., VRN, 2.55%, 2/4/28	1,960,000	1,743,601
Bank of America Corp., VRN, 4.95%, 7/22/28	1,465,000	1,433,209
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)	1,246,000	1,053,700
BPCE SA, 4.625%, 7/11/24(2)	1,650,000	1,606,761
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	3,687,000	3,211,164
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	2,520,000	2,217,132
NatWest Group PLC, VRN, 5.52%, 9/30/28	4,260,000	4,214,760
Royal Bank of Canada, 4.24%, 8/3/27	5,945,000	5,800,789
Swedbank AB, 3.36%, 4/4/25(2)	700,000	673,381
UniCredit SpA, 7.83%, 12/4/23(2)	2,665,000	2,693,206
Wells Fargo & Co., VRN, 3.35%, 3/2/33	1,602,000	1,353,823
		28,491,606
Capital Markets — 0.3%
Golub Capital BDC, Inc., 2.50%, 8/24/26	756,000	642,744
Morgan Stanley, VRN, 2.63%, 2/18/26	4,326,000	4,065,495
Owl Rock Core Income Corp., 3.125%, 9/23/26	1,223,000	1,042,367
UBS Group AG, VRN, 1.49%, 8/10/27(2)	3,277,000	2,823,420
		8,574,026
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	1,845,000	1,703,069
Diversified Financial Services — 0.2%
Corebridge Financial, Inc., 3.50%, 4/4/25(2)	3,832,000	3,676,902

Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.79%, 3/15/25(2)	1,455,000	1,390,941
Warnermedia Holdings, Inc., 3.76%, 3/15/27(2)	1,497,000	1,350,223
		2,741,164
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., 3.65%, 3/15/27	1,446,000	1,352,689
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(2)	3,100,000	3,085,249
Gas Utilities — 0.1%
East Ohio Gas Co., 1.30%, 6/15/25(2)	3,740,000	3,392,219
Household Durables — 0.2%
Lennar Corp., 4.75%, 5/30/25	4,460,000	4,435,666
Insurance — 0.1%
GA Global Funding Trust, 0.80%, 9/13/24(2)	2,800,000	2,560,282
SBL Holdings, Inc., 5.125%, 11/13/26(2)	534,000	468,576
		3,028,858
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.15%, 3/1/26	3,275,000	2,875,455
Multi-Utilities — 0.1%
Sempra Energy, 3.30%, 4/1/25	3,333,000	3,199,027
Personal Products — 0.2%
GSK Consumer Healthcare Capital U.K. PLC, 3.125%, 3/24/25	5,325,000	5,068,500
Pharmaceuticals — 0.4%
AbbVie, Inc., 2.95%, 11/21/26	4,180,000	3,893,179
Royalty Pharma PLC, 1.20%, 9/2/25	5,380,000	4,819,929
Viatris, Inc., 1.65%, 6/22/25	2,940,000	2,665,358
		11,378,466
Road and Rail — 0.1%
DAE Funding LLC, 1.55%, 8/1/24(2)	2,556,000	2,376,846
TOTAL CORPORATE BONDS (Cost $97,988,290)		92,693,514
ASSET-BACKED SECURITIES — 2.3%
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I, SEQ, 4.19%, 6/5/49(2)	7,425,000	7,319,076
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(2)	1,458,099	1,407,722
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	403,101	388,269
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	3,944,239	3,390,436
Cologix Data Centers US Issuer LLC, Series 2022-LTV1, Class A2, SEQ, 3.30%, 12/26/51(2)	7,825,000	6,855,453
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class B, 7.52%, 12/15/32	6,220,000	6,275,653
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	6,600,000	5,790,607
Global SC Finance VII Srl, Series 2021-1A, Class A, SEQ, 1.86%, 4/17/41(2)	7,204,709	6,214,174
Mosaic Solar Loan Trust, Series 2020-1A, Class A, SEQ, 2.10%, 4/20/46(2)	1,485,766	1,292,537
Mosaic Solar Loan Trust, Series 2021-1A, Class A, SEQ, 1.51%, 12/20/46(2)	7,251,611	5,715,103
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	4,900,000	4,474,161
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(2)	5,914,250	5,774,137
Tricon Residential Trust, Series 2022-SFR1, Class D, 4.75%, 4/17/39(2)	6,000,000	5,482,394
TOTAL ASSET-BACKED SECURITIES (Cost $65,615,938)		60,379,722
COLLATERALIZED LOAN OBLIGATIONS — 1.9%
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 6.93%, (3-month LIBOR plus 2.25%), 8/20/32(2)	1,975,000	1,860,451
BXMT Ltd., Series 2020-FL2, Class B, VRN, 5.84%, (1-month SOFR plus 1.51%), 2/15/38(2)	2,970,000	2,895,903
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 6.92%, (3-month LIBOR plus 2.60%), 4/22/32(2)	6,550,000	6,236,065
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.85%, (3-month LIBOR plus 2.20%), 8/14/30(2)	4,625,000	4,432,957
KKR CLO Ltd., Series 2022A, Class B, VRN, 5.84%, (3-month LIBOR plus 1.60%), 7/20/31(2)	4,425,000	4,288,895
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 5.58%, (3-month LIBOR plus 1.50%), 4/15/31(2)	2,200,000	2,140,614

MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.79%, (1-month LIBOR plus 1.45%), 10/16/36(2)	3,141,000	3,004,097
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 6.74%, (3-month LIBOR plus 2.50%), 7/20/29(2)	8,500,000	7,775,049
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 5.86%, (3-month SOFR plus 2.00%), 4/15/30(2)	4,000,000	3,801,564
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 6.62%, (1-month SOFR plus 2.30%), 6/17/37(2)	7,580,000	7,414,313
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 6.28%, (3-month LIBOR plus 2.20%), 4/15/31(2)	6,000,000	5,622,001
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $51,838,829)		49,471,909
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 6.32%, (1-month LIBOR plus 2.00%), 9/15/36(2)	7,200,000	6,717,519
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 5.92%, (1-month LIBOR plus 1.60%), 5/15/36(2)	5,741,000	5,627,239
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.17%, (1-month LIBOR plus 2.85%), 7/15/38(2)	8,794,516	8,402,404
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)	6,718,000	6,302,427
OPG Trust, Series 2021-PORT, Class E, VRN, 5.85%, (1-month LIBOR plus 1.53%), 10/15/36(2)	6,563,828	6,104,711
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $34,742,462)		33,154,300
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 6.80%, (1-year H15T1Y plus 2.25%), 2/25/36	236,213	226,524
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 4.93%, (30-day average SOFR plus 1.00%), 9/25/31(2)	3,216,782	3,176,883
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, SEQ, VRN, 1.59%, 7/25/66(2)	5,127,676	3,920,158
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.62%, 6/25/56(2)	2,079,482	1,657,684
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.34%, 6/25/36	175,353	126,179
JP Morgan Mortgage Trust, Series 2006-S1, Class 1A2, SEQ, 6.50%, 4/25/36	159,509	158,048
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.87%, 11/21/34	6,070	5,474
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.05%, 2/25/35	52,254	48,868
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.34%, 7/25/34	277,043	267,220
Verus Securitization Trust, Series 2020-4, Class A2, SEQ, 1.91%, 5/25/65(2)	1,822,139	1,645,203
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	3,031,798	2,313,101
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	41,668	42,833
		13,588,175
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.66%, 9/25/45	1,069,650	1,046,079
FNMA, Series 2014-C02, Class 2M2, VRN, 6.99%, (1-month LIBOR plus 2.60%), 5/25/24	670,309	669,892
		1,715,971
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,960,359)		15,304,146
SHORT-TERM INVESTMENTS — 3.6%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	160,078	160,078
Repurchase Agreements — 3.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $13,235,210), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $12,996,098)		12,990,036
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 8/15/31, valued at $81,407,232), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $79,848,777)		79,811,000
		92,801,036
TOTAL SHORT-TERM INVESTMENTS (Cost $92,961,114)		92,961,114
TOTAL INVESTMENT SECURITIES—100.4% (Cost $2,774,754,871)		2,584,637,938
OTHER ASSETS AND LIABILITIES — (0.4)%		(11,377,086)
TOTAL NET ASSETS — 100.0%		$2,573,260,852

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	782	March 2023	$84,401,016	$(460,274)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.79%	8/26/23	$25,000,000	$585	$3,016,735	$3,017,320
CPURNSA	Receive	2.90%	10/11/23	$65,750,000	459	(54,112)	(53,653)
CPURNSA	Receive	2.89%	12/6/23	$25,000,000	496	(35,849)	(35,353)
CPURNSA	Receive	2.68%	12/12/23	$25,000,000	505	(1,403)	(898)
CPURNSA	Receive	2.18%	1/15/24	$50,000,000	670	5,010,879	5,011,549
CPURNSA	Receive	2.21%	1/19/24	$20,000,000	568	1,980,495	1,981,063
CPURNSA	Receive	2.17%	1/19/24	$50,000,000	670	5,011,757	5,012,427
CPURNSA	Receive	2.25%	2/1/24	$50,000,000	670	4,892,563	4,893,233
CPURNSA	Receive	2.25%	2/1/24	$25,000,000	585	2,447,897	2,448,482
CPURNSA	Receive	2.29%	2/8/24	$50,000,000	670	4,832,568	4,833,238
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(740)	3,512,901	3,512,161
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(715)	2,894,374	2,893,659
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(692)	2,590,906	2,590,214
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(848)	4,712,216	4,711,368
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(865)	5,422,671	5,421,806
CPURNSA	Receive	1.70%	11/26/24	$25,000,000	(702)	2,998,706	2,998,004
CPURNSA	Receive	1.79%	12/13/24	$16,000,000	(629)	1,833,150	1,832,521
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	598	2,060,316	2,060,914
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	2,029,407	2,030,029
					$1,907	$55,156,177	$55,158,084

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,978,147.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $176,595,013, which represented 6.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,240,673,233	—
Corporate Bonds	—	92,693,514	—
Asset-Backed Securities	—	60,379,722	—
Collateralized Loan Obligations	—	49,471,909	—
Commercial Mortgage-Backed Securities	—	33,154,300	—
Collateralized Mortgage Obligations	—	15,304,146	—
Short-Term Investments	$160,078	92,801,036	—
	$160,078	$2,584,477,860	—
Other Financial Instruments
Swap Agreements	—	$55,247,988	—

Liabilities
Other Financial Instruments
Futures Contracts	$460,274	—	—
Swap Agreements	—	$89,904	—
	$460,274	$89,904	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.